Annual Total Returns [BarChart] - THE GABELLI ASSET FUND - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.43%)
Annual Return 2012	16.00%
Annual Return 2013	32.37%
Annual Return 2014	4.89%
Annual Return 2015	(5.87%)
Annual Return 2016	11.58%
Annual Return 2017	20.16%
Annual Return 2018	(7.69%)
Annual Return 2019	22.43%
Annual Return 2020	11.23%